Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 47,810	$ 5,430	$ 4,000	$ 57,240
Endako Mine [Member]
Total	700		210	910
Kemess Project [Member]
Total	330		450	780
Mount Milligan Mine [Member]
Total	4,620	1,610	580	6,810
Oksut Mine [Member]
Total	41,580	$ 3,820	1,370	46,770
Other Projects [Member]
Total			340	340
Thompson Creek Mine [Member]
Total	$ 580		190	770
Goldfield Project [Member]
Total			690	690
Oakley, Cherry Creek, and Ziggurat [Member]
Total			$ 170	$ 170